HEDGE ACCOUNTING - Net Investment in Foreign Operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	$ 95,329	$ 1,124,732	$ (47,197)
Exchange difference of financial liabilities	(47,942)	(576,881)	30,568
Exchange difference in forward contracts	(50,318)	$ (547,310)	$ 16,832
Net OCI account	(2,931)
Leasing Bogota Panama S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	101,556
Exchange difference of financial liabilities	(56,618)
Exchange difference in forward contracts	(46,383)
Net OCI account	(1,445)
Other subsidiaries and branches Banco de Bogota
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	3,638
Exchange difference in forward contracts	(3,935)
Net OCI account	(297)
Occidental Bank Barbados Ltd.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	1,142
Exchange difference of financial liabilities	(1,142)
Banco de Occidente Panama. S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	1,799
Exchange difference of financial liabilities	(1,799)
Sociedad Portuaria El Cayao S.A. E.S.P.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	(740)
Exchange difference of financial liabilities	740
Gases del Pacifico S.A.C.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	(92)
Exchange difference of financial liabilities	(1,096)
Net OCI account	(1,189)
Gas Natural de Lima y Callao S.A.C. - Calidda
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	(11,973)
Exchange difference of financial liabilities	$ 11,973